WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 63.0%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.0%
AT&T Inc., Senior Notes	3.400%	5/15/25	$2,270,000	$2,371,885
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	179,791
AT&T Inc., Senior Notes	6.250%	3/29/41	410,000	530,402
AT&T Inc., Senior Notes	4.350%	6/15/45	1,360,000	1,454,076
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,710,462
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,359,041
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	411,571
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	587,980
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	980,000	1,146,653
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	450,000	523,021
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,670,337
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	60,000	81,665

Total Diversified Telecommunication Services				12,026,884

Media - 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	302,190
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	125,939
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	658,530
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,060,940

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	1

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	$230,000	$287,362
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,870,000	5,528,920
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	496,572
Comcast Corp., Senior Notes	3.950%	10/15/25	2,320,000	2,531,668
Comcast Corp., Senior Notes	4.150%	10/15/28	4,220,000	4,761,252
Comcast Corp., Senior Notes	4.250%	10/15/30	6,000,000	6,895,886
Comcast Corp., Senior Notes	4.700%	10/15/48	1,940,000	2,412,329
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	70,000	85,652
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	2,208,732
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	30,000	37,814
Time Warner Cable LLC, Senior \Secured Notes	5.875%	11/15/40	1,310,000	1,516,055
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	55,724

Total Media				28,965,565

Wireless Telecommunication Services - 0.3%
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	180,000	182,512	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	2,855,000	3,416,807

Total Wireless Telecommunication Services				3,599,319

TOTAL COMMUNICATION SERVICES				44,591,768

CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	90,000	89,750	(a)
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	300,000	301,260
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	225,378
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,109,799
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	997,848
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	180,000	180,289
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	269,823

Total Automobiles				3,174,147

See Notes to Schedule of Investments.

2	Western Asset SMASh Series C Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	$1,560,000	$1,589,770
McDonald’s Corp., Senior Notes	3.700%	1/30/26	940,000	1,011,572
McDonald’s Corp., Senior Notes	3.500%	3/1/27	350,000	374,323
McDonald’s Corp., Senior Notes	3.800%	4/1/28	150,000	164,339
Sands China Ltd., Senior Notes	4.600%	8/8/23	310,000	328,836
Sands China Ltd., Senior Notes	5.125%	8/8/25	500,000	550,643
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	1,139,157

Total Hotels, Restaurants & Leisure				5,158,640

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	864,000	891,907

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	531,729
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	581,822
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	598,383

Total Internet & Direct Marketing Retail				1,711,934

TOTAL CONSUMER DISCRETIONARY				10,936,628

CONSUMER STAPLES - 5.4%
Beverages - 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev World-wide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,759,255
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,425,000	3,553,079
Anheuser-Busch InBev World-wide Inc., Senior Notes	3.500%	1/12/24	14,004,000	14,723,506
Anheuser-Busch InBev World-wide Inc., Senior Notes	4.000%	4/13/28	1,660,000	1,832,507
Anheuser-Busch InBev World-wide Inc., Senior Notes	4.750%	1/23/29	420,000	487,787
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,156,421
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	640,000	670,863	(a)

Total Beverages				24,183,418

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	3

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 0.4%
Walmart Inc., Senior Notes	3.700%	6/26/28	$3,050,000	$3,374,886
Walmart Inc., Senior Notes	4.300%	4/22/44	753,000	929,196

Total Food & Staples Retailing				4,304,082

Food Products - 0.2%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	315,000	323,932	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,340,000	1,407,939
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	200,000	218,431

Total Food Products				1,950,302

Tobacco - 2.8%
Altria Group Inc., Senior Notes	3.490%	2/14/22	220,000	226,032
Altria Group Inc., Senior Notes	3.800%	2/14/24	320,000	336,513
Altria Group Inc., Senior Notes	4.400%	2/14/26	240,000	259,742
Altria Group Inc., Senior Notes	4.800%	2/14/29	650,000	719,203
BAT Capital Corp., Senior Notes	2.764%	8/15/22	6,990,000	7,068,509
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	17,586,178
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	977,601
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	375,144
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	944,590
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	433,501
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	4,699,857

Total Tobacco				33,626,870

TOTAL CONSUMER STAPLES				64,064,672

ENERGY - 8.4%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	1,450,000	1,529,632

Oil, Gas & Consumable Fuels - 8.3%
Apache Corp., Senior Notes	4.375%	10/15/28	1,000,000	1,014,616
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	199,787
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,954,529
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	544,729
Chevron Corp., Senior Notes	2.954%	5/16/26	3,440,000	3,620,182
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,150,000	1,173,016
Concho Resources Inc., Senior Notes	3.750%	10/1/27	1,180,000	1,222,707

See Notes to Schedule of Investments.

4	Western Asset SMASh Series C Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Concho Resources Inc., Senior Notes	4.300%	8/15/28	$490,000	$526,336
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	174,761
Continental Resources Inc., Senior Notes	3.800%	6/1/24	100,000	102,426
Continental Resources Inc., Senior Notes	4.375%	1/15/28	400,000	413,998
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,719,221
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,700,000	2,070,036
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	11,541,772
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	110,000	118,445
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,870,893
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	300,000	305,990
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,780,753
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	620,000	653,404
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,477,390
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	11,740,000	14,895,184	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	170,000	172,393
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,000,000	1,084,651
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	216,722
MPLX LP, Senior Notes	5.500%	2/15/49	400,000	441,081
Noble Energy Inc., Senior Notes	6.000%	3/1/41	100,000	118,339
Noble Energy Inc., Senior Notes	4.950%	8/15/47	480,000	512,402
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	320,000	321,685
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	460,000	463,992
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	360,000	362,082
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,994,474
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,527,006
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	201,348

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	5

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	$2,300,000	$2,293,726
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	783,157
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	266,589
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	243,511
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	944,075
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	3,207,040
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	437,872
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	5,197,401	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,330,915
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	3,344,505
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	2,470,032	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	1,314,757
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	1,054,971
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	535,390	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,220,754
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,810,210
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,161,753	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,535,844
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	210,000	211,834
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	103,833
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	391,241

Total Oil, Gas & Consumable Fuels				97,655,760

TOTAL ENERGY				99,185,392

See Notes to Schedule of Investments.

6	Western Asset SMASh Series C Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 15.1%
Banks - 10.6%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$1,850,000	$2,009,086	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,200,000	3,505,258	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,461,066
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,802,151
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,599,000	1,677,813	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,000,000	1,061,640	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	1,109,651
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	104,200	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	336,665
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,121,087	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,800,000	1,965,503	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	989,742	(a)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,149,595	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	12,293,889	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,745,049	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,621,578	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	315,143
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,567,462
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,864,844
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	4,229,863
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	460,757
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	801,852

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	7

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	$330,000	$331,077	(a)
Cooperatieve Rabobank UA, Senior Notes	3.950%	11/9/22	600,000	626,279
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	2,520,000	2,722,593
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	2,990,775
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,500,000	3,657,624
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	800,000	1,019,792
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	207,537	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	201,439	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	2,018,168	(a)(b)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	330,000	336,661
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,410,000	1,474,458	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,810,000	1,963,669	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	6,020,000	6,117,609
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,753,236
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,612,189
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	1,200,000	1,330,758	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	921,792
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	1,063,329
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	906,057	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	273,305	(a)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series C Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	$2,830,000	$2,946,095	(a)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	570,000	632,474	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	270,000	306,111	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,469,381
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	1,073,891
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	1,015,676
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	219,514
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,446,954
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	501,501
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	3,980,000	4,163,692	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	211,724	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	695,070
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,334,932
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	5,052,597
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,670,433	(a)
Santander UK PLC, Senior Notes	2.375%	3/16/20	230,000	230,222
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	310,000	387,166	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	700,000	750,648	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	200,000	230,350	(a)(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	9

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	$780,000	$807,425
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	432,506
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	2,195,441
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	763,865
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,904,708
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	4,701,388
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	1,144,789
Wells Fargo Capital X, Ltd. Gtd.	5.950%	12/15/36	380,000	474,593

Total Banks				124,485,387

Capital Markets - 3.5%
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	582,047
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	6,800,000	7,399,92	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,200,000	2,763,707
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	361,773
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,000,000	1,102,293	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,437,217
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	2,121,227
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,244,103
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	596,158	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/30/19	320,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	465,000	0	*(e)(f)(g)(h)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series C Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	$180,000	$0	*(e)(f)(g)(h)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	2,080,000	2,137,766	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	2,870,000	3,113,854	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	17,310,000	18,940,218	(a)

Total Capital Markets				41,800,284

Diversified Financial Services - 0.5%
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	616,755	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	468,687	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,500,000	2,821,877
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	700,000	712,500	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,817,687

Total Diversified Financial Services				6,437,506

Insurance - 0.5%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	686,188
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	3,200,000	2,899,876
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	569,423
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	150,000	150,096	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,129,792	(a)

Total Insurance				5,435,375

TOTAL FINANCIALS				178,158,552

HEALTH CARE - 11.3%
Biotechnology - 2.9%
AbbVie Inc., Senior Notes	2.300%	11/21/22	6,890,000	6,906,580	(a)
AbbVie Inc., Senior Notes	2.600%	11/21/24	6,270,000	6,310,354	(a)
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,133,431
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,465,863	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,790,000	4,866,253	(a)
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,496,467

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	11

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	$300,000	$317,989
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	8,390,663
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	480,974
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	3,263,942

Total Biotechnology				34,632,516

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,562,000	2,811,230
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	3,316,332
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	9,190,070
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	7,080,000	7,371,082
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	88,000	93,241
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	407,000	481,012
Medtronic Inc., Senior Notes	3.500%	3/15/25	312,000	334,154

Total Health Care Equipment & Supplies				23,597,121

Health Care Providers & Services - 3.5%
Anthem Inc., Senior Notes	3.650%	12/1/27	9,000,000	9,512,637
Cigna Corp., Senior Notes	4.125%	9/15/20	832,000	844,984	(a)
Cigna Corp., Senior Notes	3.750%	7/15/23	970,000	1,014,912
Cigna Corp., Senior Notes	4.125%	11/15/25	280,000	302,516
Cigna Corp., Senior Notes	4.375%	10/15/28	700,000	777,917
CVS Health Corp., Senior Notes	3.350%	3/9/21	160,000	162,605
CVS Health Corp., Senior Notes	3.700%	3/9/23	8,000,000	8,335,607
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,000,000	2,181,890
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	4,768,712
CVS Health Corp., Senior Notes	5.050%	3/25/48	200,000	237,004
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	174,183
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,375,824
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,896,832
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,358,455
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,415,444
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	1,280,000	1,377,680
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	870,000	939,046

Total Health Care Providers & Services				40,676,248

See Notes to Schedule of Investments.

12	Western Asset SMASh Series C Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 2.9%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	$2,060,000	$2,163,408
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,540,000	1,604,003	(a)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	1,800,000	1,944,500	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	20,000,000	21,479,659	(a)
Bristol-Myers Squibb Co., Senior Notes	4.625%	5/15/44	300,000	364,734	(a)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	2,290,000	2,943,661	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,294,150
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,056,312

Total Pharmaceuticals				33,850,427

TOTAL HEALTH CARE				132,756,312

INDUSTRIALS - 4.5%
Aerospace & Defense - 2.1%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	505,971
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	520,983
Boeing Co., Senior Notes	2.700%	2/1/27	570,000	580,172
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	644,471
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	2,061,959
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	3,293,046
Boeing Co., Senior Notes	3.750%	2/1/50	860,000	931,896
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	880,000	909,428
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	6,009,141
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	4,810,000	4,944,861
United Technologies Corp., Senior Notes	3.950%	8/16/25	1,360,000	1,479,539
United Technologies Corp., Senior Notes	4.125%	11/16/28	3,120,000	3,513,279

Total Aerospace & Defense				25,394,746

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	13

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	4.750%	5/15/23	$300,000	$323,653
Republic Services Inc., Senior Notes	2.500%	8/15/24	30,000	30,317
Waste Management Inc., Senior Notes	3.450%	6/15/29	180,000	193,455
Waste Management Inc., Senior Notes	4.000%	7/15/39	850,000	965,845
Waste Management Inc., Senior Notes	4.150%	7/15/49	800,000	929,342

Total Commercial Services & Supplies				2,442,612

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,316,033

Industrial Conglomerates - 0.6%
3M Co., Senior Notes	2.375%	8/26/29	500,000	494,544
General Electric Co., Senior Notes	5.500%	1/8/20	60,000	60,183
General Electric Co., Senior Notes	5.875%	1/14/38	3,380,000	4,148,786
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	2,344,573
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	148,906

Total Industrial Conglomerates				7,196,992

Road & Rail - 0.7%
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	265,761
Union Pacific Corp., Senior Notes	3.750%	7/15/25	860,000	925,645
Union Pacific Corp., Senior Notes	3.950%	9/10/28	3,110,000	3,443,700
Union Pacific Corp., Senior Notes	3.839%	3/20/60	3,270,000	3,347,042	(a)

Total Road & Rail				7,982,148

Transportation Infrastructure - 0.7%
DP World PLC, Senior Notes	5.625%	9/25/48	7,000,000	8,094,800	(a)

TOTAL INDUSTRIALS				53,427,331

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,367,927

IT Services - 0.2%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,801,554

Software - 0.0%
Microsoft Corp., Senior Notes	3.300%	2/6/27	410,000	441,860

See Notes to Schedule of Investments.

14	Western Asset SMASh Series C Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	2.450%	8/4/26	$1,700,000	$1,727,738

TOTAL INFORMATION TECHNOLOGY				5,339,079

MATERIALS - 4.7%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	764,632	(a)

Metals & Mining - 3.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	289,649	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	4,200,000	4,373,906	(a)
ArcelorMittal, Senior Notes	6.125%	6/1/25	1,820,000	2,064,993
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	8,483,477
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,260,948
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,295,187
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093% to 10/19/45 then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	4,950,000	5,806,697	(a)(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	50,375
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	513,193	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	130,000	130,317	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,230,000	1,291,557	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	10,594,215
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	3,317,711

Total Metals & Mining				39,472,225

Paper & Forest Products - 1.3%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	7,500,000	7,728,262	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	6,880,000	7,639,191

Total Paper & Forest Products				15,367,453

TOTAL MATERIALS				55,604,310

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	15

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	$1,910,000	$2,014,043	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	467,222	(a)

TOTAL REAL ESTATE				2,481,265

UTILITIES - 8.2%
Electric Utilities - 8.2%
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	9,960,000	10,666,463
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	25,371,033
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	13,220,000	15,713,114
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	17,710,000	20,355,431	(a)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	19,750,000	24,607,216	(a)

TOTAL UTILITIES				96,713,257

TOTAL CORPORATE BONDS & NOTES (Cost - $682,444,190)				743,258,566

SOVEREIGN BONDS - 20.4%
Brazil - 0.3%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	3,667,525

Colombia - 3.8%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	12,540,000	15,392,035
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	25,000,000	29,635,875

Total Colombia				45,027,910

Indonesia - 4.4%
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,260,000	2,325,789	(i)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,300,000	2,366,953	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	2,000,000	2,139,327	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	41,000,000	45,116,210

Total Indonesia				51,948,279

Kazakhstan - 0.5%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	5,208,034	(a)

See Notes to Schedule of Investments.

16	Western Asset SMASh Series C Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - 4.9%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	$53,270,000	$58,247,282

Panama - 0.8%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	7,500,000	8,875,763

Peru - 0.9%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	520,000	760,466
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	7,040,000	10,295,543

Total Peru				11,056,009

Qatar - 3.0%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	28,700,000	35,539,353	(a)

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	4,200,000	5,328,582	(i)

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	8,000,000	9,313,080	(a)

Uruguay - 0.5%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	3,000,000	3,327,750
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	2,394,870

Total Uruguay				5,722,620

TOTAL SOVEREIGN BONDS (Cost - $209,717,930)				239,934,437

ASSET-BACKED SECURITIES - 6.1%
Ares XXXIV CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.500%)	3.428%	7/29/26	750,000	749,987	(a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	2.966%	4/20/31	2,530,000	2,501,287	(a)(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	3.216%	1/20/29	1,000,000	999,463	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.331%	4/13/27	2,083,027	2,083,323	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	2.966%	4/20/31	3,000,000	2,959,311	(a)(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	17

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.601%	7/16/32	$1,595,000	$1,595,480	(a)(b)
Carlyle Global Market Strategies Ltd., 2013-4A CRR (3 mo. USD LIBOR + 1.750%)	3.751%	1/15/31	500,000	464,060	(a)(b)
Carlyle US CLO Ltd., 2017-1A A1A (3 mo. USD LIBOR + 1.300%)	3.266%	4/20/31	1,750,000	1,749,851	(a)(b)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.186%	7/20/31	1,500,000	1,495,751	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	3.666%	4/20/29	3,000,000	2,992,098	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	3.326%	4/23/29	3,500,000	3,500,129	(a)(b)
CVP CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	3.156%	1/20/31	2,250,000	2,244,251	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	3.201%	7/15/30	2,390,000	2,390,698	(a)(b)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	3.601%	10/15/30	2,500,000	2,472,165	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	3.011%	4/15/31	4,000,000	3,956,808	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.020%	7/25/27	1,974,009	1,972,925	(a)(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.351%	7/15/26	2,000,000	1,999,868	(a)(b)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	3.216%	1/20/29	3,500,000	3,500,161	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	3.766%	1/20/29	1,420,000	1,414,216	(a)(b)
KKR Financial CLO Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	3.273%	7/18/30	2,750,000	2,751,015	(a)(b)
LCM XXIV Ltd., 2024A A (3 mo. USD LIBOR + 1.310%)	3.276%	3/20/30	1,250,000	1,249,979	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	3.566%	10/20/30	2,680,000	2,645,618	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	3.651%	10/13/29	2,500,000	2,495,005	(a)(b)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%)	3.350%	2/15/29	3,680,000	3,680,405	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset SMASh Series C Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	3.318%	10/25/32	$3,150,000	$3,151,077	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	2.891%	4/15/29	1,750,000	1,741,553	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	3.711%	6/7/30	3,000,000	2,993,553	(a)(b)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	3.475%	7/24/32	2,500,000	2,498,518	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	3.251%	10/15/31	1,980,000	1,968,508	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.569%	7/15/32	6,200,000	6,156,532	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $72,548,026)				72,373,595

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.8%
U.S. Government Obligations - 0.8%
U.S. Treasury Bonds	3.000%	2/15/48	1,070,000	1,248,410
U.S. Treasury Bonds	2.875%	5/15/49	1,220,000	1,396,971
U.S. Treasury Notes	2.500%	2/15/22	50,000	50,948
U.S. Treasury Notes	2.125%	3/31/24	410,000	418,496
U.S. Treasury Notes	2.375%	5/15/29	5,700,000	5,992,348

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,808,749)				9,107,173

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $107.13	1/24/20	77	154,000	2,406
U.S. Treasury 5-Year Notes Futures, Call @ $123.75	2/21/20	64	64,000	1,000
U.S. Treasury Long-Term Bonds, Call @ $187.00	2/21/20	804	804,000	12,563

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS				15,969

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	19

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.IG.33 Index, Put @ 100.00bps	Bank of America N.A.	12/18/19	250,000,000	$250,000,000	$161

TOTAL PURCHASED OPTIONS (Cost - $68,166)					16,130

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $973,587,061)					1,064,689,901

		RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.4%
U.S. GOVERNMENT AGENCIES - 5.9%
Federal Home Loan Bank (FHLB), Discount Notes		1.481%	12/26/19	15,000,000	14,984,300	(j)
Federal Home Loan Bank (FHLB), Discount Notes		1.537%	1/10/20	45,000,000	44,922,975	(j)
Federal Home Loan Bank (FHLB), Discount Notes		1.563%	1/29/20	10,000,000	9,974,544	(j)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $69,871,992)					69,881,819

				SHARES
OVERNIGHT DEPOSITS - 0.5%
BNY Mellon Cash Reserve Fund (Cost - $5,920,686)		0.250%		5,920,686	5,920,686

TOTAL SHORT-TERM INVESTMENTS (Cost - $75,792,678)					75,802,505

TOTAL INVESTMENTS - 96.7% (Cost - $1,049,379,739)					1,140,492,406
Other Assets in Excess of Liabilities - 3.3%					38,436,390

TOTAL NET ASSETS - 100.0%					$1,178,928,796

See Notes to Schedule of Investments.

20	Western Asset SMASh Series C Fund 2019 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of November 30, 2019.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of November 30, 2019.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
bps	— basis point spread (100 basis points = 1.00%)
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At November 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	203	3/20	$43,805,451	$43,763,945	$(41,506)
Contracts to Sell:
U.S. Treasury 5-Year Notes	367	3/20	43,710,940	43,661,531	49,409
U.S. Treasury 10-Year Notes	2,423	3/20	313,946,771	313,437,778	508,993
U.S. Treasury Long-Term Bonds	1,855	3/20	295,720,866	294,887,031	833,835
U.S. Treasury Ultra Long-Term Bonds	183	3/20	34,527,100	34,352,531	174,569
					1,566,806

Net unrealized appreciation on open futures contracts					$1,525,300

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2019 Quarterly Report	21

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2019

At November 30, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	—	$(803,462)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.33 Index	$779,120,000	12/20/24	1.000% quarterly	$18,768,222	$16,619,757	$2,148,465

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset SMASh Series C Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

23

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$178,158,552	$0	*	$178,158,552
Other Corporate Bonds & Notes	—	565,100,014	—		565,100,014
Sovereign Bonds	—	239,934,437	—		239,934,437
Asset-Backed Securities	—	72,373,595	—		72,373,595
U.S. Government & Agency Obligations	—	9,107,173	—		9,107,173
Purchased Options:
Exchange-Traded Purchased Options	$15,969	—	—		15,969
OTC Purchased Options	—	161	—		161

Total Long-Term Investments	15,969	1,064,673,932	0	*	1,064,689,901

Short-Term Investments†:
U.S. Government Agencies	—	69,881,819	—		69,881,819
Overnight Deposits	—	5,920,686	—		5,920,686

Total Short-Term Investments	—	75,802,505	—		75,802,505

Total Investments	$15,969	$1,140,476,437	$0	*	$1,140,492,406

25

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,566,806	—	—	$1,566,806
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	$2,148,465	—	2,148,465

Total Other Financial Instruments	$1,566,806	$2,148,465	—	$3,715,271

Total	$1,582,775	$1,142,624,902	—	$1,144,207,677

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$41,506	—	—	$41,506
Centrally Cleared Interest Rate Swaps	—	$803,462	—	803,462

Total	$41,506	$803,462	—	$844,968

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

26